STOCK-BASED COMPENSATION (Details Textual) (USD $)	3 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2010	Dec. 31, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]
Directors Fees	$ 27,500		$ 130,000		$ 130,000
Common shares issued in payment of Directors' Fees		96,047		145,894				1,201	1,506
Stock Issued During Period Shares Payment Of Directors Fees (in shares)							3,957,239	1,200,588	1,505,613
Officers' Compensation	$ 24,250	$ 50,072	$ 67,917	$ 67,336	$ 60,000
Options, Granted		985,000		0		1,000,000
Weighted Average Exercise Price, Options Granted		$ 0.12		$ 0		$ 0.10
Share Based Compensation Arrangements By Share Based Payment Award Options Grants In Period Grant Date Fair Value		113,842				93,452
Shares For Payment Of Directors Fees Outstanding								327,635
Common shares issued in payment of employee salaries (in shares)								625,900	694,889
Stock Outstanding For Payment Of Employee Salaries								288,913